Annual Total Returns - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIP Total Market Index Portfolio	Apr. 30, 2025
VIP Total Market Index Portfolio - Initial Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 17, 2018
Annual Return 2019	30.70%
Annual Return 2020	20.30%
Annual Return 2021	25.69%
Annual Return 2022	(19.22%)
Annual Return 2023	26.07%
Annual Return 2024	23.69%
VIP Total Market Index Portfolio - Service Class 2
Bar Chart Table:
Annual Return, Inception Date	Apr. 17, 2018
VIP Total Market Index Portfolio - Service Class
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019